Segmental Reporting - Segment Reporting (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Purchase of Non-Current assets	$ 51,293	$ 42,382	$ 5,658,400	$ 10,193,985
Assets
Total Current Assets	8,653,622	6,747,227	7,264,550	7,551,363
Total Non-Current Assets	20,426,506	21,103,772	20,560,632	15,102,118
Liabilities
Total Current Liabilities	(16,333,119)	(17,248,489)	(16,417,841)	(7,417,173)
Total Non-Current Liabilities	(2,543,642)	(2,790,682)	(2,606,056)	(5,296,905)
Intercompany balances
Net Asset position	10,203,367	7,811,828	8,801,285
Betting Establishments [Member]
Purchase of Non-Current assets	28,758	36,220	202,042	10,019,807
Assets
Total Current Assets	7,928,294	6,300,301	6,620,800	7,026,752
Total Non-Current Assets	12,633,088	12,870,553	12,761,177	12,289,853
Liabilities
Total Current Liabilities	(5,911,483)	(4,608,526)	(5,395,212)	(4,393,736)
Total Non-Current Liabilities	(1,227,525)	(1,360,426)	(1,266,145)	(833,859)
Intercompany balances	6,130,287	3,027,374	5,461,766	2,177,319
Net Asset position	19,552,661	16,229,276	18,182,386
Betting Platform Software and Services [Member]
Purchase of Non-Current assets	22,534	6,162	5,456,358	167,322
Assets
Total Current Assets	365,476	332,452	470,127	62,395
Total Non-Current Assets	6,514,244	6,979,232	6,615,905	1,562,295
Liabilities
Total Current Liabilities	(503,558)	(343,898)	(615,564)	(281,553)
Total Non-Current Liabilities	(1,316,117)	(1,430,256)	(1,339,911)
Intercompany balances	227,718	195,116	423,926	223,409
Net Asset position	5,287,763	5,732,646	5,554,483
All Other [Member]
Purchase of Non-Current assets				6,856
Assets
Total Current Assets	359,852	114,474	216,948	462,216
Total Non-Current Assets	1,279,174	1,253,987	1,183,550	1,249,970
Liabilities
Total Current Liabilities	(9,918,078)	(12,296,065)	(10,450,390)	(7,204,930)
Total Non-Current Liabilities
Intercompany balances	(6,358,005)	(3,222,490)	$ (5,885,692)	(2,400,728)
Net Asset position	$ (14,637,057)	$ (14,150,094)		$ 1,566,546